27 Share-based Payments (Details)	1 Months Ended				12 Months Ended
	Jun. 30, 2020 Number	Apr. 30, 2020 Number	Oct. 30, 2019 Number	Apr. 30, 2019 Number	Dec. 31, 2020 £ / shares Number	Dec. 31, 2019 £ / shares Number	Dec. 31, 2018 £ / shares Number
SharebasedPaymentsLineItems [Line Items]
Beginning of the year					336,026	158,966	226,488
Granted	1,363,000	100,000	50,000	219,000	1,463,000	226,488	5,497
Exercised
Forfeited					(316,048)	(91,940)	(73,019)
End of the year					1,482,978	336,026	158,966
15 December 2017 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 15, 2017	Dec. 15, 2017	Dec. 15, 2017
Beginning of the year					29,560	45,885	67,560
Forfeited					(26,260)	(16,325)	(21,675)
End of the year					3,300	29,560	45,885
Exercise Price					9.20	9.20	9.20
15 December 2017 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 15, 2017	Dec. 15, 2017	Dec. 15, 2017
Beginning of the year					29,560	45,885	67,560
Forfeited					(26,260)	(16,325)	(21,675)
End of the year					3,300	29,560	45,885
Exercise Price					9.20	9.20	9.20
31 October 2016 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date						Oct. 31, 2016	Oct. 31, 2016
Beginning of the year					16,271	23,411	30,380
Forfeited						(7,140)	(6,969)
End of the year						16,271	23,411
Exercise Price | £ / shares						53.6	53.60
14 December 2016 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year					500	500	500
Forfeited					(500)
End of the year						500	500
Exercise Price | £ / shares					34	34	34
14 December 2016 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year					400	400	400
Forfeited					(400)
End of the year						400	400
Exercise Price | £ / shares					31	31	31
15 December 2016 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 15, 2016	Dec. 15, 2016	Dec. 15, 2016
Beginning of the year					4,600	4,600	5,100
Forfeited					(4,600)		(500)
End of the year						4,600	4,600
Exercise Price | £ / shares					24.20	24.20	24
20 August 2010 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Aug. 20, 2010	Aug. 20, 2010	Aug. 20, 2010
Beginning of the year					2,088	2,088	2,088
Forfeited					(2,088)
End of the year						2,088	2,088
Exercise Price | £ / shares					84	84	84
13 September 2011 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Sep. 13, 2011	Sep. 13, 2011	Sep. 13, 2011
Beginning of the year					150	150	150
End of the year					150	150	150
Exercise Price | £ / shares					84	84	84
20 April 2012 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Apr. 20, 2012	Apr. 20, 2012	Apr. 20, 2012
Beginning of the year					1,589	1,589	1,789
Forfeited							(200)
End of the year					1,589	1,589	1,589
Exercise Price | £ / shares					84	84	84
9 May 2014 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					May 09, 2014	May 09, 2014	May 09, 2014
Beginning of the year					10,000	10,000	10,000
End of the year					10,000	10,000	10,000
Exercise Price | £ / shares					2	2	2
30 June 2014 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Beginning of the year					18,500	21,500	44,000
Forfeited					(18,000)	(3,000)	(22,500)
End of the year					500	18,500	21,500
Exercise Price | £ / shares					2	2	2
11 July 2014 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Jul. 11, 2014	Jul. 11, 2014	Jul. 11, 2014
Beginning of the year					100	100	100
Forfeited					(100)
End of the year						100	100
Exercise Price | £ / shares					2	2	2
1 April 2010 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Apr. 01, 2010	Apr. 01, 2010	Apr. 01, 2010
Beginning of the year					1,255	1,255	1,255
Forfeited					(1,255)
End of the year						1,255	1,255
Exercise Price | £ / shares					80	80	80
19 December 2016 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 19, 2016	Dec. 19, 2016	Dec. 19, 2016
Beginning of the year					22,391	35,866	55,210
Forfeited					(12,373)	(13,475)	(19,344)
End of the year					10,018	22,391	35,866
Exercise Price | £ / shares					24	24	24
2 April 2018 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Apr. 02, 2018	Apr. 02, 2018	Apr. 02, 2018
Beginning of the year					997	997
Granted							997
Forfeited					(997)
End of the year						997	997
Exercise Price | £ / shares					17	17	17
31 December 2008 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date							Dec. 31, 2008
Beginning of the year							150
Forfeited							(150)
Exercise Price | £ / shares							80
31 October 2016 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Beginning of the year					16,271	2,500	2,500
Forfeited					(8,350)	(2,500)
End of the year					7,921	16,271	2,500
Exercise Price | £ / shares					54	34.2	34.20
14 December 2016 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year					2,000	2,000	2,000
Forfeited					(2,000)
End of the year						2,000	2,000
Exercise Price | £ / shares					37	37	37
14 December 2016 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year					1,625	1,625	2,000
Forfeited					(1,625)		(375)
End of the year						1,625	1,625
Exercise Price | £ / shares					38	38	37.60
2 April 2018 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Apr. 02, 2018	Apr. 02, 2018	Apr. 02, 2018
Beginning of the year					4,500	4,500
Granted							4,500
Forfeited					(4,500)
End of the year						4,500	4,500
Exercise Price | £ / shares					24	24	24
24 April 2019 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Apr. 24, 2019	Apr. 24, 2019
Beginning of the year					169,500
Granted						219,000
Forfeited					(124,000)	(49,500)
End of the year					45,500	169,500
Exercise Price | £ / shares					1	1
2 October 2019 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Oct. 02, 2019	Oct. 02, 2019
Beginning of the year					50,000
Granted						50,000
Forfeited					(20,000)
End of the year					30,000	50,000
Exercise Price | £ / shares					1	1
31 December 2008 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date							Dec. 31, 2008
Beginning of the year							1,306
Forfeited							(1,306)
Exercise Price | £ / shares							29
17 April 2020 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Apr. 17, 2020
Granted					100,000
End of the year					100,000
Exercise Price | £ / shares					0.24
17 June 2020 [member]
SharebasedPaymentsLineItems [Line Items]
Grant date					Jun. 17, 2020
Granted					1,363,000
Forfeited					(89,000)
End of the year					1,274,000
Exercise Price | £ / shares					0.202